Loans - Investment Loans Impairment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015
Impaired loans
Total Carrying value of Impaired Loans	$ 60,250		$ 60,250		$ 60,250	$ 79,339
Unpaid Principal Balance of Impaired Loans	87,520		87,520		87,520	119,839
Carrying Value for Which There Is A Related Allowance for Loan Losses	45,783		45,783		45,783	71,554
Carrying Value for Which There Is No Related Allowance for Loan Losses	14,467		14,467		14,467	7,785
Interest Income Recognized	1,110	$ 2,490	3,589	$ 7,253
Average carrying amount of impaired loans					95,483	129,264
Non-credit impaired loans
Impaired loans
Total Carrying value of Impaired Loans	26,871		26,871		26,871	25,296
Unpaid Principal Balance of Impaired Loans	28,220		28,220		28,220	33,362
Carrying Value for Which There Is A Related Allowance for Loan Losses	12,404		12,404		12,404	17,511
Carrying Value for Which There Is No Related Allowance for Loan Losses	14,467		14,467		14,467	7,785
Interest Income Recognized	84	83		579
Credit impaired loans
Impaired loans
Total Carrying value of Impaired Loans	33,379		33,379		33,379	54,043
Unpaid Principal Balance of Impaired Loans	59,300		59,300		59,300	86,477
Carrying Value for Which There Is A Related Allowance for Loan Losses	33,379		33,379		$ 33,379	$ 54,043
Interest Income Recognized	$ 1,026	$ 2,407	$ 3,589	$ 6,674